Commitments - Schedule of Purchase Commitments for the Acquisition of Aircraft (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	R$ 15,472,265	R$ 14,900,341
Leased Aircarft [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	7,391,587	8,493,159
Up to one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	2,815,674	243,857
Up to one year [member] | Leased Aircarft [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	195,981	218,775
More than one year up to five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	10,031,346	10,695,827
More than one year up to five years [member] | Leased Aircarft [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	2,963,355	3,386,676
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	2,625,245	3,960,657
More than five years [member] | Leased Aircarft [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Contractual commitments for acquisition of property, plant and equipment	R$ 4,232,251	R$ 4,887,708